Financial instruments (Details 3) $ in Millions, € in Billions	3 Months Ended		6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)
Disclosure of detailed information about borrowings [line items]
Transfers out of Level 3 of fair value hierarchy, assets			$ 3
Description of reasons for transfers out of Level 3 of fair value hierarchy, assets			In the first half of 2025, there was one transfer of equity securities from Level 3 to Level 1 for USD 3 million due to Initial Public Offering.
Long-term financial debt with a carrying amount	$ 3,900		$ 3,900		€ 3.3	$ 1,900	€ 1.8
Net investment hedge, net of taxes	(173)	$ 14	(233)	$ 51
Net investment hedge recognized in the consolidated income statement	0	$ 0	0	$ 0
Carrying reported amount fair value disclosure [member]
Disclosure of detailed information about borrowings [line items]
Bonds issued	23,700		23,700			24,100
Fair value disclosure item amounts [member]
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 22,300		$ 22,300			$ 22,500